Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments
Schedule for fixed income securities at amortized cost, gross unrealized gains and losses and fair value

		Gross unrealized
($ in millions)	Amortized cost			Fair value
		Gains	Losses
December 31, 2011
U.S. government and agencies	$5,966	$349	$—	$6,315
Municipal	13,634	863	(256)	14,241
Corporate	41,217	2,743	(379)	43,581
Foreign government	1,866	216	(1)	2,081
RMBS	4,532	110	(521)	4,121
CMBS	1,962	48	(226)	1,784
ABS	4,180	73	(287)	3,966
Redeemable preferred stock	22	2	—	24

Total fixed income securities	$73,379	$4,404	$(1,670)	$76,113

December 31, 2010
U.S. government and agencies	$8,320	$327	$(51)	$8,596
Municipal	16,201	379	(646)	15,934
Corporate	36,260	1,816	(421)	37,655
Foreign government	2,821	347	(10)	3,158
RMBS	8,509	216	(732)	7,993
CMBS	2,213	58	(277)	1,994
ABS	4,425	113	(294)	4,244
Redeemable preferred stock	37	1	—	38

Total fixed income securities	$78,786	$3,257	$(2,431)	$79,612

Schedule for fixed income securities based on contractual maturities

($ in millions)	Amortized cost	Fair value
Due in one year or less	$3,243	$3,279
Due after one year through five years	21,377	22,153
Due after five years through ten years	21,718	23,247
Due after ten years	18,329	19,347

	64,667	68,026
RMBS and ABS	8,712	8,087

Total	$73,379	$76,113

Schedule of net investment income

($ in millions)	2011	2010	2009
Fixed income securities	$3,484	$3,737	$3,998
Equity securities	122	90	80
Mortgage loans	359	385	498
Limited partnership interests	88	40	17
Short-term investments	6	8	27
Other	95	19	(10)

Investment income, before expense	4,154	4,279	4,610
Investment expense	(183)	(177)	(166)

Net investment income	$3,971	$4,102	$4,444

Schedule of realized capital gains and losses by asset type

($ in millions)	2011	2010	2009
Fixed income securities	$712	$(366)	$(302)
Equity securities	63	153	181
Mortgage loans	(27)	(71)	(144)
Limited partnership interests	159	57	(446)
Derivatives	(397)	(600)	206
Other	(7)	—	(78)

Realized capital gains and losses	$503	$(827)	$(583)

Schedule of realized capital gains and losses by transaction type

($ in millions)	2011	2010	2009
Impairment write-downs	$(496)	$(797)	$(1,562)
Change in intent write-downs	(100)	(204)	(357)

Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Sales	1,336	686	1,272
Valuation of derivative instruments	(291)	(427)	367
Settlements of derivative instruments	(105)	(174)	(162)
EMA limited partnership income	159	89	(141)

Realized capital gains and losses	$503	$(827)	$(583)

Schedule of other-than-temporary impairment losses by asset type

($ in millions)	2011			2010			2009
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(59)	$(3)	$(62)	$(203)	$24	$(179)	$(140)	$10	$(130)
Corporate	(30)	6	(24)	(68)	2	(66)	(213)	(13)	(226)
Foreign government	(1)	—	(1)	—	—	—	(17)	—	(17)
RMBS	(196)	(39)	(235)	(381)	(47)	(428)	(672)	384	(288)
CMBS	(66)	1	(65)	(94)	(27)	(121)	(411)	102	(309)
ABS	(9)	2	(7)	(14)	(16)	(30)	(208)	(26)	(234)

Total fixed income securities	(361)	(33)	(394)	(760)	(64)	(824)	(1,661)	457	(1,204)
Equity securities	(139)	—	(139)	(57)	—	(57)	(264)	—	(264)
Mortgage loans	(37)	—	(37)	(71)	—	(71)	(103)	—	(103)
Limited partnership interests	(6)	—	(6)	(46)	—	(46)	(308)	—	(308)
Other	(20)	—	(20)	(3)	—	(3)	(40)	—	(40)

Other-than-temporary impairment losses	$(563)	$(33)	$(596)	$(937)	$(64)	$(1,001)	$(2,376)	$457	$(1,919)

Schedule of other-than-temporary impairment losses on fixed income securities included in Accumulated Other Comprehensive Income

($ in millions)	December 31, 2011	December 31, 2010
Municipal	$(11)	$(27)
Corporate	(35)	(31)
RMBS	(353)	(467)
CMBS	(19)	(49)
ABS	(21)	(41)

Total	$(439)	$(615)

Schedule of credit losses on fixed income securities recognized in earnings

($ in millions)	2011	2010	2009
Beginning balance	$(1,046)	$(1,187)	$—
Beginning balance of cumulative credit loss for securities held as of April 1, 2009	—	—	(1,357)
Cumulative effect of change in accounting principle	—	81	—
Additional credit loss for securities previously other-than-temporarily impaired	(152)	(314)	(136)
Additional credit loss for securities not previously other-than-temporarily impaired	(150)	(312)	(518)
Reduction in credit loss for securities disposed or collected	379	638	824
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	15	43	—
Change in credit loss due to accretion of increase in cash flows	10	5	—

Ending balance	$(944)	$(1,046)	$(1,187)

Schedule of unrealized net capital gains and losses

		Gross unrealized
	Fair value			Unrealized net gains (losses)
($ in millions)		Gains	Losses
December 31, 2011
Fixed income securities	$76,113	$4,404	$(1,670)	$2,734
Equity securities	4,363	369	(209)	160
Short-term investments	1,291	—	—	—
Derivative instruments (1)	(12)	3	(20)	(17)
EMA limited partnership interests (2)				2

Unrealized net capital gains and losses, pre-tax				2,879
Amounts recognized for:
Insurance reserves (3)				(594)
DAC and DSI (4)				(124)

Amounts recognized				(718)
Deferred income taxes				(761)

Unrealized net capital gains and losses, after-tax				$1,400

(1)
Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

		Gross unrealized
	Fair value			Unrealized net gains (losses)
December 31, 2010		Gains	Losses
Fixed income securities	$79,612	$3,257	$(2,431)	$826
Equity securities	4,811	646	(63)	583
Short-term investments	3,279	—	—	—
Derivative instruments (1)	(17)	2	(24)	(22)

Unrealized net capital gains and losses, pre-tax				1,387
Amounts recognized for:
Insurance reserves				(9)
DAC and DSI				85

Amounts recognized				76
Deferred income taxes				(515)

Unrealized net capital gains and losses, after-tax				$948

(1)
Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Schedule of change in unrealized net capital gains and losses

($ in millions)	2011	2010	2009
Fixed income securities	$1,908	$3,303	$6,019
Equity securities	(423)	404	511
Short-term investments	—	—	(3)
Derivative instruments	5	1	(34)
EMA limited partnership interests	2	—	—

Total	1,492	3,708	6,493
Amounts recognized for:
Insurance reserves	(585)	(9)	378
DAC and DSI	(209)	(731)	(2,557)

Amounts recognized	(794)	(740)	(2,179)
Deferred income taxes	(246)	(1,037)	(1,476)

Increase in unrealized net capital gains and losses	$452	$1,931	$2,838

Schedule of gross unrealized losses and fair value of available for sale securities by length of time

($ in millions)	Less than 12 months			12 months or more
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses	Total unrealized losses
December 31, 2011
Fixed income securities
U.S. government and agencies	4	$61	$—	—	$—	$—	$—
Municipal	29	135	(11)	303	1,886	(245)	(256)
Corporate	307	3,439	(113)	105	1,273	(266)	(379)
Foreign government	11	85	(1)	1	1	—	(1)
RMBS	321	373	(11)	294	1,182	(510)	(521)
CMBS	47	378	(49)	68	489	(177)	(226)
ABS	89	960	(17)	108	1,020	(270)	(287)
Redeemable preferred stock	1	—	—	—	—	—	—

Total fixed income securities	809	5,431	(202)	879	5,851	(1,468)	(1,670)
Equity securities	1,397	2,120	(203)	32	30	(6)	(209)

Total fixed income and equity securities	2,206	$7,551	$(405)	911	$5,881	$(1,474)	$(1,879)

Investment grade fixed income securities	665	$4,480	$(145)	555	$3,773	$(700)	$(845)
Below investment grade fixed income securities	144	951	(57)	324	2,078	(768)	(825)

Total fixed income securities	809	$5,431	$(202)	879	$5,851	$(1,468)	$(1,670)

December 31, 2010
Fixed income securities
U.S. government and agencies	32	$2,081	$(51)	—	$—	$—	$(51)
Municipal	847	4,130	(175)	411	2,715	(471)	(646)
Corporate	438	5,994	(186)	150	1,992	(235)	(421)
Foreign government	33	277	(9)	1	10	(1)	(10)
RMBS	280	583	(12)	422	1,939	(720)	(732)
CMBS	14	158	(3)	114	835	(274)	(277)
ABS	68	762	(8)	133	1,313	(286)	(294)

Total fixed income securities	1,712	13,985	(444)	1,231	8,804	(1,987)	(2,431)
Equity securities	773	610	(48)	44	91	(15)	(63)

Total fixed income and equity securities	2,485	$14,595	$(492)	1,275	$8,895	$(2,002)	$(2,494)

Investment grade fixed income securities	1,607	$13,280	$(408)	857	$6,217	$(943)	$(1,351)
Below investment grade fixed income securities	105	705	(36)	374	2,587	(1,044)	(1,080)

Total fixed income securities	1,712	$13,985	$(444)	1,231	$8,804	$(1,987)	$(2,431)

Principal geographic distribution of commercial real estate represented in the mortgage portfolio

(% of mortgage loan portfolio carrying value)	2011	2010
California	22.6%	23.2%
Illinois	9.1	9.4
New Jersey	6.5	6.5
Texas	6.2	5.3
New York	5.8	6.6
Pennsylvania	5.3	5.6

Types of property collateralizing the mortgage loans

(% of mortgage loan portfolio carrying value)	2011	2010
Office buildings	27.9%	32.1%
Retail	24.8	27.3
Apartment complex	19.6	12.8
Warehouse	19.4	21.9
Other	8.3	5.9

Total	100.0%	100.0%

Contractual maturities of the commercial mortgage loan portfolio

($ in millions)	Number of loans	Carrying value	Percent
2012	59	$580	8.2%
2013	59	473	6.6
2014	70	935	13.2
2015	64	942	13.3
Thereafter	377	4,166	58.7

Total	629	$7,096	100.0%

Carrying value of non-impaired fixed and variable rate mortgage loans by debt service coverage ratio distribution

($ in millions)	2011			2010
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$345	$—	$345	$280	$—	$280
1.0 - 1.25	1,527	44	1,571	1,583	16	1,599
1.26 - 1.50	1,573	24	1,597	1,520	5	1,525
Above 1.50	3,214	168	3,382	2,540	546	3,086

Total non-impaired mortgage loans	$6,659	$236	$6,895	$5,923	$567	$6,490

Net carrying value of impaired mortgage loans

($ in millions)	2011	2010
Impaired mortgage loans with a valuation allowance	$244	$168
Impaired mortgage loans without a valuation allowance	—	21

Total impaired mortgage loans	$244	$189

Valuation allowance on impaired mortgage loans	$63	$84

Valuation allowance on impaired mortgage loans

($ in millions)	2011	2010	2009
Beginning balance	$84	$95	$4
Net increase in valuation allowance	37	65	97
Charge offs	(58)	(76)	(6)

Ending balance	$63	$84	$95

Carrying value of past due mortgage loans

($ in millions)	2011	2010
Less than 90 days past due	$—	$12
90 days or greater past due	43	78

Total past due	43	90
Current loans	7,096	6,589

Total mortgage loans	$7,139	$6,679

Principal geographic distribution of municipal bond

(% of municipal bond portfolio carrying value)	2011	2010
California	10.4%	12.3%
Texas	7.7	10.1
Florida	5.9	5.8
New York	5.3	4.3